Financial instruments: classification - Level 3 Sensitivities of Assets (Details) - Recurring - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Fair value of assets
Assets	£ 222,176	£ 280,855
Sensitivity favourable	140	140
Sensitivity unfavourable	(140)	(110)
Loans
Fair value of assets
Assets	38,827	39,775
Sensitivity favourable	10	10
Securities
Fair value of assets
Assets	31,368	29,215
Sensitivity favourable	10
Derivatives
Fair value of assets
Assets	109,556	166,523
Sensitivity favourable	60	80
Sensitivity unfavourable	(70)	(80)
Other loans
Fair value of assets
Assets	982	353
Sensitivity favourable	30	20
Sensitivity unfavourable	(50)	(10)
Securities
Fair value of assets
Assets	41,443	44,989
Sensitivity favourable	30	30
Sensitivity unfavourable	(20)	(20)
Level 3
Fair value of assets
Assets	1,994	1,723	£ 2,509	£ 2,554
Level 3 | Loans
Fair value of assets
Assets	163	225
Level 3 | Securities
Fair value of assets
Assets	115	81
Level 3 | Derivatives
Fair value of assets
Assets	934	1,082
Level 3 | Other loans
Fair value of assets
Assets	588	168
Level 3 | Securities
Fair value of assets
Assets	£ 194	£ 167